Total
Invesco Active U.S. Real Estate ETF
Summary Information
Investment Objective
The Invesco Active U.S. Real Estate ETF (the “Fund”) seeks to achieve high total return through growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Active U.S. Real Estate ETF Invesco Active U.S. Real Estate ETF
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF | USD ($)	36	113	197	443

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities of companies that are principally engaged in the U.S. real estate industry and included within the FTSE NAREIT All Equity REITs Index. The Fund considers a company to be principally engaged in the U.S. real estate industry if it: (i) derives 50% of its revenues or profits from the ownership, leasing, management, construction, financing or sale of U.S. real estate; or (ii) has at least 50% of the value of its assets invested in U.S. real estate. The Fund plans to invest principally in equity real estate investment trusts (“REITs”). Equity REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans (such as mortgages). The Fund also may invest in real estate operating companies (“REOCs”), as well as securities of other companies principally engaged in the U.S. real estate industry. REOCs are similar to REITs, except that REOCs reinvest their earnings into the business, rather than distributing them to unitholders like REITs.
The Fund structures and selects its investments primarily from a universe of securities that are included within the FTSE NAREIT All Equity REITs Index at the time of purchase. In constructing the portfolio, Invesco Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), analyzes quantitative and statistical metrics to identify attractively priced securities.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Sub-Adviser may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors it believes to be material to understanding an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer's valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the Sub-Adviser's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Sub-Adviser may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Sub-Adviser may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to all issuers or investments in the Fund.
The Sub-Adviser will consider selling or reducing a security position if: (i) its relative valuation has fallen below desired levels; (ii) its risk/return profile has changed significantly; (iii) its fundamentals have changed; or (iv) a more attractive investment opportunity is identified. The Sub-Adviser generally conducts the security and portfolio evaluation process monthly.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of companies that are principally engaged in the U.S. real estate industry.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	March 31, 2019	17.14%
Worst Quarter	March 31, 2020	-23.96%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Active U.S. Real Estate ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Active U.S. Real Estate ETF		8.28%	6.78%	7.56%	Nov. 20, 2008
After Taxes on Distributions | Invesco Active U.S. Real Estate ETF		6.95%	5.54%	6.46%
After Taxes on Distributions and Sale of Fund Shares | Invesco Active U.S. Real Estate ETF		4.87%	4.74%	5.57%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	[1]	11.36%	7.59%	7.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	26.29%	15.69%	12.03%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE NAREIT All Equity REITs Index to the S&P 500 Index to reflect that the S&P 500 Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.